Investments - Schedule of Accrued Interest Receivable (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Available-for-sale debt securities
Investment Holdings [Line Items]
Interest Receivable	$ 161	$ 182
Mortgage loans
Investment Holdings [Line Items]
Interest Receivable	$ 6	$ 8